Summary of Significant Accounting Policies (Details Textual) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 28, 2020	Apr. 18, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Federal deposit insurance corporation (''FDIC'')			$ 250,000		$ 250,000		$ 250,000
Securities investor protection corporation ("SIPC")			250,000		250,000		250,000
Net loss			(633,795)	$ (265,481)	(2,247,703)	$ (631,215)	(1,013,294)	$ (969,463)
Accumulated deficit			(4,972,507)		(4,972,507)		(2,655,804)	(1,642,510)
FDIC cash limits							0	86,700
Cash used in operations					(620,673)	(501,520)	(794,324)	272,637
Stockholders’ deficit			2,070,509	$ (101,301)	2,070,509	(101,301)	(22,892)	407,442	$ 2,304,304	$ (261,769)	$ 102,945	$ 292,669	$ 1,203,042
Equity investments cost					9,394		9,394
Cash in excess of FDIC limits of approximately.			1,396,000		1,396,000
Prepaid expenses and other current assets			$ 310,984		310,984		16,333
Subscription receivable		$ 2,000
Gross proceeds of shares issued	$ 2,399,500	$ 75,644
Number of shares issued	29,993,750	7,764,366
Share price	$ 0.08	$ 0.01
Placement agent and other offering expenses	$ 361,410
Impairment loss					$ 19,879		$ 29,440	$ 87,745